Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances with central banks	€ 106,520	€ 111,087
Loans and advances to banks	23,592	25,364
Financial assets at fair value through profit or loss
- Trading assets	51,381	51,356
- Non-trading derivatives	1,536	3,583
- Designated as at fair value through profit or loss	6,355	4,126
- Mandatorily measured at fair value through profit or loss	42,684	44,305
Financial assets at fair value through other comprehensive income 5	30,635	35,895
Securitites at amortised cost	48,319	50,587
Loans and advances to customers	625,122	593,970
Investments in associates and joint ventures	1,587	1,475
Property and equipment	2,515	2,841
Intangible assets	1,156	1,394
Current tax assets	549	419
Deferred tax assets	1,303	1,596
Other assets	5,996	5,893
Total assets	949,250	933,891
Liabilities
Deposits from banks	85,092	78,098
Customer deposits	617,400	609,517
Financial liabilities at fair value through profit or loss
- Trading liabilities	27,113	32,709
- Non-trading derivatives	2,120	1,629
- Designated as at fair value through profit or loss	41,808	48,444
Current tax liabilities	271	342
Deferred tax liabilities	311	343
Provisions	995	691
Other liabilities	12,839	11,609
Debt securities in issue	91,784	82,065
Subordinated loans	16,715	15,805
Total liabilities	896,448	881,250
Equity
Share capital and share premium	17,144	17,128
Other reserves	(540)	2,342
Retained earnings	35,462	32,149
Shareholders' equity (parent)	52,066	51,619
Non-controlling interests	736	1,022
Total equity	52,802	52,640
Total liabilities and equity	€ 949,250	€ 933,891